Loans and Advances to Customers - Credit quality analysis (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Credit quality of loans and advances to to customers [Line Items]
Loan loss provision	€ (4,481)	€ (4,491)
Carrying amount	€ 607,081	€ 589,653